Revenues (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Revenues Disclosure Abstract
Deferred commission costs	$ 2,194	$ 1,052
New contract acquisition assets	1,851
Amortized of capitalized contract acquisition asset	709
Unbilled receivables balances amount	4,035	$ 1,457
Remaining performance obligations	$ 60,624
Percentage of revenues	59.00%
Deferred revenues	$ 2,317